FVM - Financial instruments not measured at fair value - Assets (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Carrying value
Cash and balances at central banks		SFr 102,262	SFr 92,800	SFr 87,775	SFr 87,775
Loans and advances to banks		15,577	13,338	13,719	13,739
Receivables from securities financing transactions		76,450	77,016	84,674	89,633
Cash collateral receivables on derivative instruments		24,937	24,271	23,434	23,434
Loans and advances to customers		318,278	316,195	310,451	318,509
Other financial assets measured at amortized cost		20,996	19,129	SFr 18,302	36,861
Fair Value
Financial assets, at fair value	[1]	356,338	347,525		316,629
Not measured at fair value
Carrying value
Cash and balances at central banks		102,300	92,800		87,800
Loans and advances to banks		15,600	13,300		13,700
Receivables from securities financing transactions		76,400	77,000		89,600
Cash collateral receivables on derivative instruments		24,900	24,300		23,400
Loans and advances to customers		318,300	316,200		318,500
Other financial assets measured at amortized cost		21,000	19,100		36,900
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets, at fair value		102,300	92,800		87,800
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets, at fair value		15,600	13,300		13,700
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets, at fair value		76,400	77,000		89,600
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets, at fair value		24,900	24,300		23,400
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets, at fair value		318,800	317,000		319,900
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets, at fair value		SFr 20,700	SFr 18,900		SFr 36,700

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.